FAIR VALUE MEASUREMENTS (10K) (Tables)	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENTS [Abstract]
Fair value of our financial instruments
The fair value of our financial instruments consisted of the following at December 31:

Description	2014	2013
Assets:
Notes receivable and accrued interest	---	$777,710

Liabilities:
Convertible note – June 2011	---	$138,220
Convertible note – July 2011	---	$120,738
Convertible note – June 2012	---	$888,099